united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2025

Item 1. Reports to Stockholders.

(a)

USA Mutuals All Seasons Fund

Institutional Class (UNAVX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about USA Mutuals All Seasons Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.usamutuals.com/all-seasons-fund/. You can also request this information by contacting us at 1-866-264-8783. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$196	1.96%

How did the Fund perform during the reporting period?

During the 12-month period ended March 31, 2025, the Fund was up +0.47%. The Fund's benchmark, S&P 500 Index was up +8.25% during the period.

The Fund only traded derivatives during the period, so the portfolio attribution was primarily from derivatives trading. The Fund also had interest payments on its cash position paid to shareholders as a dividend distribution in December 2024. The fund did not have a capital gains distribution in the period.

The Fund seeks long-term growth of capital. The Portfolio Managers use a risk management strategy that combines stop losses and long options intended to mitigate drawdowns relative to the S&P 500 Index. This means the Fund may have notable relative outperformance to the S&P 500 Index some years and notable relative underperformance in other years.

During the period, several factors led to relative underperformance to the benchmark albeit with positive absolute performance. The Portfolio Managers believe the following factors were important:

• Lower market volatility than the previous five years. This reduced the number of trading opportunities.

• Equity markets rallied on the “Magnificent 7” mega cap technology stocks. This limited the kind of asymmetric trade opportunities typically presented in a twelve-month span. Investors locked in exclusively on these stocks while other stocks were mostly down or flat.

• Interest rate moves by the Federal Reserve were the main macroeconomic drivers which also limited opportunities, as other macroeconomic drivers were often ignored.

The Fund achieved positive performance in the period, but underperformed the benchmark as many trades were deemed too risky to participate by the fund’s model. The Portfolio Managers believe opportunities may be more prevalent with the new administration in the White House going forward.

The Fund has not deviated from its prospectus and has maintained exposures consistent with the prospectus. Further, the Fund does not have policy or practice of maintaining a specified level of distributions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

USA Mutuals All Seasons Fund - Institutional Class
S&P 500® Index
S&P Target Risk Conservative Index
$32,000
$24,000
$16,000
$8,000
$24,934
$14,731
$13,309
Oct-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	USA Mutuals All Seasons Fund - Institutional Class	S&P 500® Index	S&P Target Risk Conservative Index
Oct-2017	$10,000	$10,000	$10,000
Mar-2018	$10,302	$10,436	$10,027
Mar-2019	$11,182	$11,427	$10,408
Mar-2020	$10,198	$10,629	$10,511
Mar-2021	$11,679	$16,619	$12,280
Mar-2022	$12,591	$19,219	$12,186
Mar-2023	$14,437	$17,734	$11,589
Mar-2024	$14,663	$23,033	$12,591
Mar-2025	$14,731	$24,934	$13,309

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 13, 2017)
USA Mutuals All Seasons Fund - Institutional Class	0.47%	7.63%	5.33%
S&P 500® Index	8.25%	18.59%	13.02%
S&P Target Risk Conservative Index	5.70%	4.83%	3.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$22,297,723
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$249,703
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Purchased Options	0.1%
U.S. Government & Agencies	99.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
80.0%
Future Option
0.1%
Other Assets in Excess of Liabilities
19.9%

Value	Value
Other Assets in Excess of Liabilities	19.9%
Future Option	0.1%
U.S. Treasury Obligations	80.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.230%, 6/12/25	80.0%
S&P E-mini 1st Week Index Apr25P 5500	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2025 or upon request at 1-866-264-8783.

Effective September 16, 2024, the Fund no longer invests in underlying funds.

The former advisory agreement between the Trust and adviser automatically terminated on December 18, 2024 as a result of a change in ownership of the adviser.The Board of Trustees of the Trust unanimously approved: (1) an interim advisory agreement (the “Interim Advisory Agreement”) between the adviser and the Trust, on behalf of the Funds, at a special meeting held on January 14, 2025; and (2) a new advisory agreement (the “New Advisory Agreement”) between the adviser and the Trust, on behalf of the Fund, which was subject to approval of the Fund’s shareholders, at a meeting held on January 23, 2025. The terms of the Interim Advisory Agreement and New Advisory Agreement are substantially similar to the former advisory agreement except for the date of execution, effectiveness, term, and, with respect to the Interim Advisory Agreement, certain provisions in accordance with Rule 15a-4 of the Investment Company Act of 1940, as amended.

USA Mutuals All Seasons Fund - Institutional Class (UNAVX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.usamutuals.com/all-seasons-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-UNAVX

USA Mutuals Vice Fund

Class A (VICAX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.73%

How did the Fund perform during the reporting period?

During the 12-month period ended March 31, 2025, the Vice Fund's Investor Class was up +4.28%, the Vice Fund's Class A (without sales charge) was up +4.32%, the Vice Fund's Class C (without sales charge) was up +3.50%, and the Vice Fund's Institutional Class was up +4.57%. The Fund's benchmark MSCI ACWI Index was up +7.63%.

In the Portfolio Manager's view, the Fund underperformed its benchmark due to three developments over the period.

1) The Fund invests primarily in dividend-bearing value stocks with limited exposure to growth stocks. Mega cap technology growth stocks ran higher throughout the period.

2) Exposure to Chinese gaming stocks continued to drag on the portfolio as the unwinding of China's Zero Covid policy has taken longer than expected.

3) The Fund's exposure to consumer discretionary stocks was another drag due to rising inflation.

Despite this year's underperformance, the Portfolio Manager believes its ongoing investment in the potentially inelastic military defense, tobacco, and alcohol industries may provide a tailwind relative to cyclical stocks. In short, the customers of these products have historically continued to buy their products independent of higher costs or tariffs. However, earnings may dampen in a prolonged tariff war.

Further, the Portfolio Manager believes military defense companies are poised for more government contracts with the rise of geopolitical flare-ups. While these flare-ups are a sobering aspect of today's clash of civilizations; the Fund has historically invested heavily in military defense that protects democracies around the world.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

USA Mutuals Vice Fund - Class A
S&P 500® Index
MSCI All World Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$32,482
$24,531
$14,064
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	USA Mutuals Vice Fund - Class A	S&P 500® Index	MSCI All World Index
Mar-2015	$9,425	$10,000	$10,000
Mar-2016	$10,077	$10,178	$9,619
Mar-2017	$11,266	$11,926	$11,128
Mar-2018	$13,213	$13,595	$12,846
Mar-2019	$12,020	$14,886	$13,253
Mar-2020	$9,645	$13,847	$11,827
Mar-2021	$14,194	$21,650	$18,367
Mar-2022	$12,548	$25,038	$19,788
Mar-2023	$13,685	$23,103	$18,410
Mar-2024	$13,482	$30,006	$22,793
Mar-2025	$14,064	$32,482	$24,531

Average Annual Total Returns

	1 Year	5 Years	10 Years
USA Mutuals Vice Fund - Class A
Without Load	4.32%	7.84%	4.08%
With Load	-1.69%	6.57%	3.47%
S&P 500® Index	8.25%	18.59%	12.50%
MSCI All World Index	7.63%	15.71%	9.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,823,800
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$295,144
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples
40.8%
Industrials
30.5%
Consumer Discretionary
18.6%
Real Estate
4.3%
Materials
1.8%
Collateral for Securities Loaned
1.5%
Other Assets in Excess of Liabilities
2.5%

Value	Value
Other Assets in Excess of Liabilities	2.5%
Collateral for Securities Loaned	1.5%
Materials	1.8%
Real Estate	4.3%
Consumer Discretionary	18.6%
Industrials	30.5%
Consumer Staples	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	9.7%
Northrop Grumman Corporation	7.9%
Philip Morris International, Inc.	7.2%
RTX Corporation	6.5%
Diageo plc - ADR	4.9%
Heineken N.V.	4.7%
Alibaba Group Holding Ltd. - ADR	4.3%
British American Tobacco plc - ADR	4.3%
Anheuser-Busch InBev S.A. - ADR	4.2%
Carlsberg A/S Series B	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2025 or upon request at 1-866-264-8783.

The former advisory agreement between the Trust and adviser automatically terminated on December 18, 2024 as a result of a change in ownership of the adviser.The Board of Trustees of the Trust unanimously approved: (1) an interim advisory agreement (the “Interim Advisory Agreement”) between the adviser and the Trust, on behalf of the Funds, at a special meeting held on January 14, 2025; and (2) a new advisory agreement (the “New Advisory Agreement”) between the adviser and the Trust, on behalf of the Fund, which was subject to approval of the Fund’s shareholders, at a meeting held on January 23, 2025. The terms of the Interim Advisory Agreement and New Advisory Agreement are substantially similar to the former advisory agreement except for the date of execution, effectiveness, term, and, with respect to the Interim Advisory Agreement, certain provisions in accordance with Rule 15a-4 of the Investment Company Act of 1940, as amended.

USA Mutuals Vice Fund - Class A (VICAX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.usamutuals.com/vice-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-VICAX

USA Mutuals Vice Fund

Class C (VICCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$252	2.48%

How did the Fund perform during the reporting period?

During the 12-month period ended March 31, 2025, the Vice Fund's Investor Class was up +4.28%, the Vice Fund's Class A (without sales charge) was up +4.32%, the Vice Fund's Class C (without sales charge) was up +3.50%, and the Vice Fund's Institutional Class was up +4.57%. The Fund's benchmark MSCI ACWI Index was up +7.63%.

In the Portfolio Manager's view, the Fund underperformed its benchmark due to three developments over the period.

1) The Fund invests primarily in dividend-bearing value stocks with limited exposure to growth stocks. Mega cap technology growth stocks ran higher throughout the period.

2) Exposure to Chinese gaming stocks continued to drag on the portfolio as the unwinding of China's Zero Covid policy has taken longer than expected.

3) The Fund's exposure to consumer discretionary stocks was another drag due to rising inflation.

Despite this year's underperformance, the Portfolio Manager believes its ongoing investment in the potentially inelastic military defense, tobacco, and alcohol industries may provide a tailwind relative to cyclical stocks. In short, the customers of these products have historically continued to buy their products independent of higher costs or tariffs. However, earnings may dampen in a prolonged tariff war.

Further, the Portfolio Manager believes military defense companies are poised for more government contracts with the rise of geopolitical flare-ups. While these flare-ups are a sobering aspect of today's clash of civilizations; the Fund has historically invested heavily in military defense that protects democracies around the world.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

USA Mutuals Vice Fund - Class C
S&P 500® Index
MSCI All World Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$32,482
$24,531
$13,869
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	USA Mutuals Vice Fund - Class C	S&P 500® Index	MSCI All World Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$10,613	$10,178	$9,619
Mar-2017	$11,774	$11,926	$11,128
Mar-2018	$13,703	$13,595	$12,846
Mar-2019	$12,399	$14,886	$13,253
Mar-2020	$9,876	$13,847	$11,827
Mar-2021	$14,428	$21,650	$18,367
Mar-2022	$12,659	$25,038	$19,788
Mar-2023	$13,700	$23,103	$18,410
Mar-2024	$13,400	$30,006	$22,793
Mar-2025	$13,869	$32,482	$24,531

Average Annual Total Returns

	1 Year	5 Years	10 Years
USA Mutuals Vice Fund - Class C	3.50%	7.03%	3.32%
S&P 500® Index	8.25%	18.59%	12.50%
MSCI All World Index	7.63%	15.71%	9.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,823,800
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$295,144
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.5%
Collateral for Securities Loaned	1.5%
Materials	1.8%
Real Estate	4.3%
Consumer Discretionary	18.6%
Industrials	30.5%
Consumer Staples	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	9.7%
Northrop Grumman Corporation	7.9%
Philip Morris International, Inc.	7.2%
RTX Corporation	6.5%
Diageo plc - ADR	4.9%
Heineken N.V.	4.7%
Alibaba Group Holding Ltd. - ADR	4.3%
British American Tobacco plc - ADR	4.3%
Anheuser-Busch InBev S.A. - ADR	4.2%
Carlsberg A/S Series B	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2025 or upon request at 1-866-264-8783.

The former advisory agreement between the Trust and adviser automatically terminated on December 18, 2024 as a result of a change in ownership of the adviser.The Board of Trustees of the Trust unanimously approved: (1) an interim advisory agreement (the “Interim Advisory Agreement”) between the adviser and the Trust, on behalf of the Funds, at a special meeting held on January 14, 2025; and (2) a new advisory agreement (the “New Advisory Agreement”) between the adviser and the Trust, on behalf of the Fund, which was subject to approval of the Fund’s shareholders, at a meeting held on January 23, 2025. The terms of the Interim Advisory Agreement and New Advisory Agreement are substantially similar to the former advisory agreement except for the date of execution, effectiveness, term, and, with respect to the Interim Advisory Agreement, certain provisions in accordance with Rule 15a-4 of the Investment Company Act of 1940, as amended.

USA Mutuals Vice Fund - Class C (VICCX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.usamutuals.com/vice-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-VICCX

USA Mutuals Vice Fund

Institutional Class (VICVX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$151	1.48%

How did the Fund perform during the reporting period?

During the 12-month period ended March 31, 2025, the Vice Fund's Investor Class was up +4.28%, the Vice Fund's Class A (without sales charge) was up +4.32%, the Vice Fund's Class C (without sales charge) was up +3.50%, and the Vice Fund's Institutional Class was up +4.57%. The Fund's benchmark MSCI ACWI Index was up +7.63%.

In the Portfolio Manager's view, the Fund underperformed its benchmark due to three developments over the period.

1) The Fund invests primarily in dividend-bearing value stocks with limited exposure to growth stocks. Mega cap technology growth stocks ran higher throughout the period.

2) Exposure to Chinese gaming stocks continued to drag on the portfolio as the unwinding of China's Zero Covid policy has taken longer than expected.

3) The Fund's exposure to consumer discretionary stocks was another drag due to rising inflation.

Despite this year's underperformance, the Portfolio Manager believes its ongoing investment in the potentially inelastic military defense, tobacco, and alcohol industries may provide a tailwind relative to cyclical stocks. In short, the customers of these products have historically continued to buy their products independent of higher costs or tariffs. However, earnings may dampen in a prolonged tariff war.

Further, the Portfolio Manager believes military defense companies are poised for more government contracts with the rise of geopolitical flare-ups. While these flare-ups are a sobering aspect of today's clash of civilizations; the Fund has historically invested heavily in military defense that protects democracies around the world.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

USA Mutuals Vice Fund - Institutional Class
S&P 500® Index
MSCI All World Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$32,482
$24,531
$15,350
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	USA Mutuals Vice Fund - Institutional Class	S&P 500® Index	MSCI All World Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$10,719	$10,178	$9,619
Mar-2017	$12,017	$11,926	$11,128
Mar-2018	$14,122	$13,595	$12,846
Mar-2019	$12,922	$14,886	$13,253
Mar-2020	$10,394	$13,847	$11,827
Mar-2021	$15,337	$21,650	$18,367
Mar-2022	$13,589	$25,038	$19,788
Mar-2023	$14,859	$23,103	$18,410
Mar-2024	$14,679	$30,006	$22,793
Mar-2025	$15,350	$32,482	$24,531

Average Annual Total Returns

	1 Year	5 Years	10 Years
USA Mutuals Vice Fund - Institutional Class	4.57%	8.11%	4.38%
S&P 500® Index	8.25%	18.59%	12.50%
MSCI All World Index	7.63%	15.71%	9.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,823,800
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$295,144
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.5%
Collateral for Securities Loaned	1.5%
Materials	1.8%
Real Estate	4.3%
Consumer Discretionary	18.6%
Industrials	30.5%
Consumer Staples	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	9.7%
Northrop Grumman Corporation	7.9%
Philip Morris International, Inc.	7.2%
RTX Corporation	6.5%
Diageo plc - ADR	4.9%
Heineken N.V.	4.7%
Alibaba Group Holding Ltd. - ADR	4.3%
British American Tobacco plc - ADR	4.3%
Anheuser-Busch InBev S.A. - ADR	4.2%
Carlsberg A/S Series B	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2025 or upon request at 1-866-264-8783.

The former advisory agreement between the Trust and adviser automatically terminated on December 18, 2024 as a result of a change in ownership of the adviser.The Board of Trustees of the Trust unanimously approved: (1) an interim advisory agreement (the “Interim Advisory Agreement”) between the adviser and the Trust, on behalf of the Funds, at a special meeting held on January 14, 2025; and (2) a new advisory agreement (the “New Advisory Agreement”) between the adviser and the Trust, on behalf of the Fund, which was subject to approval of the Fund’s shareholders, at a meeting held on January 23, 2025. The terms of the Interim Advisory Agreement and New Advisory Agreement are substantially similar to the former advisory agreement except for the date of execution, effectiveness, term, and, with respect to the Interim Advisory Agreement, certain provisions in accordance with Rule 15a-4 of the Investment Company Act of 1940, as amended.

USA Mutuals Vice Fund - Institutional Class (VICVX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.usamutuals.com/vice-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-VICVX

USA Mutuals Vice Fund

Investor Class (VICEX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.73%

How did the Fund perform during the reporting period?

During the 12-month period ended March 31, 2025, the Vice Fund's Investor Class was up +4.28%, the Vice Fund's Class A (without sales charge) was up +4.32%, the Vice Fund's Class C (without sales charge) was up +3.50%, and the Vice Fund's Institutional Class was up +4.57%. The Fund's benchmark MSCI ACWI Index was up +7.63%.

In the Portfolio Manager's view, the Fund underperformed its benchmark due to three developments over the period.

1) The Fund invests primarily in dividend-bearing value stocks with limited exposure to growth stocks. Mega cap technology growth stocks ran higher throughout the period.

2) Exposure to Chinese gaming stocks continued to drag on the portfolio as the unwinding of China's Zero Covid policy has taken longer than expected.

3) The Fund's exposure to consumer discretionary stocks was another drag due to rising inflation.

Despite this year's underperformance, the Portfolio Manager believes its ongoing investment in the potentially inelastic military defense, tobacco, and alcohol industries may provide a tailwind relative to cyclical stocks. In short, the customers of these products have historically continued to buy their products independent of higher costs or tariffs. However, earnings may dampen in a prolonged tariff war.

Further, the Portfolio Manager believes military defense companies are poised for more government contracts with the rise of geopolitical flare-ups. While these flare-ups are a sobering aspect of today's clash of civilizations; the Fund has historically invested heavily in military defense that protects democracies around the world.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

USA Mutuals Vice Fund - Investor Class
S&P 500® Index
MSCI All World Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$32,482
$24,531
$14,942
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	USA Mutuals Vice Fund - Investor Class	S&P 500® Index	MSCI All World Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$10,692	$10,178	$9,619
Mar-2017	$11,953	$11,926	$11,128
Mar-2018	$14,013	$13,595	$12,846
Mar-2019	$12,770	$14,886	$13,253
Mar-2020	$10,243	$13,847	$11,827
Mar-2021	$15,084	$21,650	$18,367
Mar-2022	$13,332	$25,038	$19,788
Mar-2023	$14,539	$23,103	$18,410
Mar-2024	$14,329	$30,006	$22,793
Mar-2025	$14,942	$32,482	$24,531

Average Annual Total Returns

	1 Year	5 Years	10 Years
USA Mutuals Vice Fund - Investor Class	4.28%	7.84%	4.10%
S&P 500® Index	8.25%	18.59%	12.50%
MSCI All World Index	7.63%	15.71%	9.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,823,800
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$295,144
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.5%
Collateral for Securities Loaned	1.5%
Materials	1.8%
Real Estate	4.3%
Consumer Discretionary	18.6%
Industrials	30.5%
Consumer Staples	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	9.7%
Northrop Grumman Corporation	7.9%
Philip Morris International, Inc.	7.2%
RTX Corporation	6.5%
Diageo plc - ADR	4.9%
Heineken N.V.	4.7%
Alibaba Group Holding Ltd. - ADR	4.3%
British American Tobacco plc - ADR	4.3%
Anheuser-Busch InBev S.A. - ADR	4.2%
Carlsberg A/S Series B	3.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2025 or upon request at 1-866-264-8783.

The former advisory agreement between the Trust and adviser automatically terminated on December 18, 2024 as a result of a change in ownership of the adviser.The Board of Trustees of the Trust unanimously approved: (1) an interim advisory agreement (the “Interim Advisory Agreement”) between the adviser and the Trust, on behalf of the Funds, at a special meeting held on January 14, 2025; and (2) a new advisory agreement (the “New Advisory Agreement”) between the adviser and the Trust, on behalf of the Fund, which was subject to approval of the Fund’s shareholders, at a meeting held on January 23, 2025. The terms of the Interim Advisory Agreement and New Advisory Agreement are substantially similar to the former advisory agreement except for the date of execution, effectiveness, term, and, with respect to the Interim Advisory Agreement, certain provisions in accordance with Rule 15a-4 of the Investment Company Act of 1940, as amended.

USA Mutuals Vice Fund - Investor Class (VICEX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.usamutuals.com/vice-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-VICEX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $31,000

2024 - $30,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $6,150

2024 – $6,150

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended March 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended March 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

USA Mutuals Vice Fund

Institutional Class (VICVX)

Investor Class (VICEX)

Class A (VICAX)

Class C (VICCX)

USA Mutuals All Seasons Fund

Institutional Class (UNAVX)

Annual Financial Statements and Additional Information

March 31, 2025

USA MUTUALS VICE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 27.7%
250,425	BAE Systems plc	$5,045,251
3,000	Boeing Company (The)(a)	511,650
7,000	Howmet Aerospace, Inc.	908,110
1,000	Lockheed Martin Corporation	446,710
8,000	Northrop Grumman Corporation	4,096,080
25,458	RTX Corporation	3,372,167
		14,379,968
	AUTOMOTIVE - 1.0%
2,000	Tesla, Inc.(a)	518,320

	BEVERAGES - 24.8%
35,000	Anheuser-Busch InBev S.A. – ADR (b)	2,154,600
15,000	Carlsberg A/S - Series B	1,906,402
6,500	Constellation Brands, Inc., Class A	1,192,880
24,500	Diageo plc - ADR	2,567,355
30,000	Heineken N.V.	2,446,608
15,000	Molson Coors Beverage Company, Class B	913,050
16,500	Pernod Ricard S.A.	1,629,114
		12,810,009
	COMMERCIAL SUPPORT SERVICES - 2.8%
50,000	GEO Group, Inc. (The) (a)	1,460,500

	E-COMMERCE DISCRETIONARY - 4.3%
17,000	Alibaba Group Holding Ltd. - ADR	2,247,910

	GAMING REITS - 2.7%
28,322	Gaming and Leisure Properties, Inc.	1,441,590

	INDUSTRIAL REIT - 1.6%
15,000	Innovative Industrial Properties, Inc.	811,350

	LEISURE FACILITIES & SERVICES - 13.3%
30,000	DraftKings, Inc., Class A (a)	996,300
22,500	Evolution A.B. (c)	1,670,121

The accompanying notes are an integral part of these financial statements.

USA MUTUALS VICE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	LEISURE FACILITIES & SERVICES - 13.3% (Continued)
5,000	Flutter Entertainment plc - ADR(a)	$1,107,750
305,000	Galaxy Entertainment Group Ltd.	1,191,607
50,000	Penn Entertainment, Inc.(a)	815,500
3,800	RCI Hospitality Holdings, Inc.	163,172
300,000	Sands China Ltd.(a)	601,458
474,600	Wynn Macau Ltd.	339,737
		6,885,645
	METALS & MINING - 1.8%
12,000	Core Natural Resources, Inc.	925,200

	TOBACCO & CANNABIS - 16.0%
25,000	Altria Group, Inc.	1,500,500
53,000	British American Tobacco plc - ADR	2,192,610
480,000	Cronos Group, Inc.(a),(b)	868,800
23,500	Philip Morris International, Inc.	3,730,155
		8,292,065

	TOTAL COMMON STOCKS (Cost $37,892,615)	49,772,557

	SHORT-TERM INVESTMENTS — 1.5%
	COLLATERAL FOR SECURITIES LOANED - 1.5%
765,499	First American Government Obligations Fund, Class X, 4.22%(d)(e) (Cost $765,499)	765,499

	TOTAL INVESTMENTS - 97.5% (Cost $38,658,114)	$50,538,056
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%	1,285,744
	NET ASSETS - 100.0%	$51,823,800

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $710,579 at March 31, 2025.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $1,670,121 or 3.2% of net assets.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(e)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $765,499 at March 31, 2025.

The accompanying notes are an integral part of these financial statements.

USA MUTUALS ALL SEASONS FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 80.0%
	U.S. TREASURY BILLS — 80.0%
18,000,000	United States Treasury Bill(a)(b)	4.2300%	06/12/25	$17,849,142

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,849,160)			17,849,142

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
22	S&P E-Mini 1st Week Index(d)	ADM	04/04/25	$5,500	$6,050,000	22,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $24,475)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $24,475)					22,000

	TOTAL INVESTMENTS - 80.1% (Cost $17,873,635)					$17,871,142
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.9%					4,426,581
	NET ASSETS - 100.0%					$22,297,723

(a)	Zero coupon bond. Rate disclosed is the current yield in effect at March 31, 2025.

(b)	All or a portion of the security is held in a separate collateral account at March 31, 2025 for futures contracts. The total fair value of collateral as of March 31, 2025 is $17,849,142 and represents 80.0% of the Fund’s net assets.

(c)	Each contract allows the holder to buy/sell 50 shares of the underlying security at the exercise price of the S&P E-Mini.

(d)	Non-income producing security.

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker/Counterparty	Expiration	Notional Amount(*)	Value and Unrealized Depreciation
22	CME E-Mini Standard & Poor’s 500 Index Future	ADM	06/20/25	$6,218,575	$(1,375)
	TOTAL FUTURES CONTRACTS

ADM	ADM Investor Services, Inc.

(*)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025

		USA Mutuals All Seasons
	USA Mutuals Vice Fund	Fund
Assets
Investment securities:
Securities at cost	$38,658,114	$17,873,635
Securities at fair value	$50,538,056	$17,871,142
Cash	1,240,991	—
Cash on deposit with Broker	713,768	4,529,365
Receivable for Fund shares sold	17,617	—
Foreign reclaims receivable	43,742	—
Dividends and interest receivable	168,172	2,280
Prepaid expenses and other assets	20,715	17,625
Total Assets	52,743,061	22,420,412

Liabilities
Due to Custodian	—	12,924
Payable for securities lending collateral received	765,499	—
Net unrealized depreciation from open futures contracts	—	1,375
Payable for Fund shares redeemed	3,080	34,475
Investment advisory fees payable	56,401	47,191
Payable to related parties	20,243	6,760
Distribution (12b-1) fees payable	13,608	—
Accrued expenses and other liabilities	60,430	19,964
Total Liabilities	919,261	122,689
NET ASSETS	$51,823,800	$22,297,723

Net Assets Consist of:
Paid in capital	$37,813,356	$25,646,170
Accumulated earnings (loss)	14,010,444	(3,348,447)
NET ASSETS	$51,823,800	$22,297,723

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

March 31, 2025

		USA Mutuals All Seasons
	USA Mutuals Vice Fund	Fund
Net Asset Value Per Share:
Institutional Class
Net Assets	$2,558,061	$22,297,723
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	113,707	849,046
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.50	$26.26

Investor Class
Net Assets	$43,022,609
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,972,643
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.81

Class A
Net Assets	$5,628,461
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	260,628
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$21.60
Maximum offering price per share (b)	$22.92

Class C
Net Assets	$614,669
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,260
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$20.31

(a)	Subject to a contingent deferred sales charge (“CDSC”) of 1.00% on purchases of $1 million or more redeemed within 18 months of purchase.

(b)	The maximum offering price per share is calculated as 100/94.25 of NAV.

(c)	Subject to a CDSC of 1.00% on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds

STATEMENTS OF OPERATIONS

For The Year Ended March 31, 2025

	USA Mutuals Vice Fund	USA Mutuals All Seasons Fund
Investment Income
Dividends (Less: Foreign withholding taxes $54,544, and $0)	$1,309,502	$—
Interest	83,527	1,225,209
Securities lending, net	3,607	—
Total Investment Income	1,396,636	1,225,209

Expenses
Investment advisory fees	526,379	475,645
Distribution (12b-1) fees:
Class A	14,014	—
Class C	8,984	—
Investor Class	116,026	—
Registration fees	137,240	30,623
Administrative services fees	114,619	78,723
Transfer agent fees	109,415	63,147
Compliance officer fees	23,946	17,074
Printing and postage expenses	20,698	10,060
Legal Fees	20,112	21,700
Audit and tax fees	19,472	18,732
Custodian fees	14,961	5,720
Shareholder servicing fees	14,917	18,495
Trustees fees and expenses	13,927	14,832
Insurance expense	2,314	2,724
Other expenses - Excluded from cap	1,966	145
Other expenses	32,767	775
Total Expenses	1,191,757	758,395

Less: Fees waived/reimbursed by the Advisor	(231,235)	(225,942)
Net Expenses	960,522	532,453
Net Investment Income	436,114	692,756

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,193,884	481,331
Options written	—	(364,388)
Foreign currency transactions	(3,074)	—
Futures contracts	(18)	(510,575)
	2,190,792	(393,632)
Net change in unrealized appreciation (depreciation) of:
Investments	(598,208)	(2,493)
Foreign currency translations	1,361	—
Futures contracts	—	(1,375)
	(596,847)	(3,868)
Net Realized and Unrealized Gain (Loss)	1,593,945	(397,500)
Net Increase in Net Assets Resulting From Operations	$2,030,059	$295,256

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
From Operations
Net investment income	$436,114	$421,896
Net realized gain from investments, foreign currencies and futures contracts	2,190,792	4,246,686
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	(596,847)	(6,272,678)
Net increase (decrease) in net assets resulting from operations	2,030,059	(1,604,096)

DISTRIBUTIONS TO SHAREHOLDERS
From distributions:
Institutional Class	(65,076)	(302,021)
Investor Class	(1,194,859)	(5,286,251)
Class A	(151,404)	(503,428)
Class C	(21,947)	(178,646)
Decrease in net assets from distributions to shareholders	(1,433,286)	(6,270,346)

Capital Transactions
Institutional Class:
Proceeds from shares sold	496,380	283,414
Shares issued in reinvestment of distributions	63,102	291,469
Payments for shares redeemed	(740,595)	(1,173,270)
Net decrease from capital transactions	(181,113)	(598,387)

Investor Class:
Proceeds from shares sold	595,168	791,278
Shares issued in reinvestment of distributions	1,146,694	5,048,869
Payments for shares redeemed	(11,761,681)	(10,703,336)
Net decrease from capital transactions	(10,019,819)	(4,863,189)

Class A:
Proceeds from shares sold	792,871	834,042
Shares issued in reinvestment of distributions	139,967	476,108
Payments for shares redeemed	(928,381)	(812,471)
Net increase from capital transactions	4,457	497,679

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Capital Transactions (Continued)
Class C:
Proceeds from shares sold	$2,116	$1,300
Shares issued in reinvestment of distributions	20,550	162,220
Payments for shares redeemed	(966,554)	(1,475,955)
Net decrease from capital transactions	(943,888)	(1,312,435)

Total Decrease in Net Assets From Capital Transactions	(11,140,363)	(6,276,332)

Total Decrease in Net Assets	(10,543,590)	(14,150,774)

Net Assets
Beginning of Year	62,367,390	76,518,164
End of Year	$51,823,800	$62,367,390

SHARE ACTIVITY
Institutional Class:
Shares Sold	22,589	11,778
Shares Reinvested	2,891	14,329
Shares Redeemed	(33,962)	(52,847)
Net decrease in shares of beneficial interest outstanding	(8,482)	(26,740)

Investor Class:
Shares Sold	27,857	34,326
Shares Reinvested	54,167	254,994
Shares Redeemed	(555,616)	(488,831)
Net decrease in shares of beneficial interest outstanding	(473,592)	(199,511)

Class A:
Shares Sold	37,717	38,335
Shares Reinvested	6,678	24,279
Shares Redeemed	(43,959)	(36,423)
Net increase in shares of beneficial interest outstanding	436	26,191

Class C:
Shares Sold	99	57
Shares Reinvested	1,040	8,693
Shares Redeemed	(48,516)	(70,734)
Net decrease in shares of beneficial interest outstanding	(47,377)	(61,984)

The accompanying notes are an integral part of these financial statements.

USA Mutuals All Seasons Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
From Operations
Net investment income	$692,756	$751,431
Net realized loss from investments, options and futures contracts	(393,632)	(160,278)
Net change in unrealized appreciation (depreciation) of investments, foreign currencies and futures contracts	(3,868)	—
Net increase in net assets resulting from operations	295,256	591,153

DISTRIBUTIONS TO SHAREHOLDERS
From distributions:
Institutional Class	(732,499)	(517,980)
Decrease in net assets from distributions to shareholders	(732,499)	(517,980)

Capital Transactions
Institutional Class:
Proceeds from shares sold	4,220,914	25,620,474
Shares issued in reinvestment of distributions	731,691	505,067
Payments for shares redeemed	(12,249,991)	(13,881,083)
Net increase (decrease) from capital transactions	(7,297,386)	12,244,458

Total Increase (Decrease) in Net Assets	(7,734,629)	12,317,631

Net Assets
Beginning of Year	$30,032,352	$17,714,721
End of Year	$22,297,723	$30,032,352

SHARE ACTIVITY
Instituional Class:
Shares Sold	156,204	972,618
Shares Reinvested	27,080	19,730
Shares Redeemed	(450,990)	(533,875)
Net increase (decrease) in shares of beneficial interest outstanding	(267,706)	458,473

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Institutional Class
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2025		March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021
Net asset value, beginning of year	$22.09		$24.82		$24.55		$32.19		$22.67
Activity from investment operations:
Net investment income (1)	0.23		0.20		0.21		0.21		0.16
Net realized and unrealized gain (loss)	0.76		(0.69)		2.07		(3.92)		10.52
Total from investment operations	0.99		(0.49)		2.28		(3.71)		10.68
Less distributions from:
Net investment income	—		(0.38)		(0.20)		—		—
Net realized gains	(0.58)		(1.86)		(1.81)		(3.93)		(1.16)
Total distributions	(0.58)		(2.24)		(2.01)		(3.93)		(1.16)
Net asset value, end of year	$22.50		$22.09		$24.82		$24.55		$32.19
Total return (2)	4.57%		(1.21)%		9.35%		(11.40)%		47.57%
Net assets, at end of year (000s)	$2,558		$2,699		$3,696		$3,556		$6,574
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (4)(5)	1.90	% (3)	1.66%		1.73	% (3)	1.38	% (3)	1.41%
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.48%		1.40	% (7)	1.24%		1.24%		1.25%
Ratio of net investment income to average net assets (5)(6)	1.06%		0.88%		0.88%		0.70%		0.57%
Portfolio Turnover Rate	13%		14%		11%		7%		7%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 as follows:

	Gross expenses	Net expenses
2021	1.40%	1.24%
2024	1.65%	1.39%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021
Net asset value, beginning of year	$21.49	$24.20	$23.98	$31.62	$22.33
Activity from investment operations:
Net investment income (1)	0.17	0.14	0.15	0.14	0.10
Net realized and unrealized gain (loss)	0.73	(0.67)	2.00	(3.85)	10.35
Total from investment operations	0.90	(0.53)	2.15	(3.71)	10.45
Less distributions from:
Net investment income	—	(0.32)	(0.12)	—	—
Net realized gains	(0.58)	(1.86)	(1.81)	(3.93)	(1.16)
Total distributions	(0.58)	(2.18)	(1.93)	(3.93)	(1.16)
Net asset value, end of year	$21.81	$21.49	$24.20	$23.98	$31.62
Total return (2)	4.28%	(1.44)%	9.05%	(11.61)%	47.26%
Net assets, at end of year (000s)	$43,023	$52,562	$64,024	$66,802	$89,427
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (3)(4)(5)	2.15%	1.91%	1.98%	1.64%	1.61%
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.73%	1.65% (7)	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)	0.79%	0.63%	0.63%	0.47%	0.35%
Portfolio Turnover Rate	13%	14%	11%	7%	7%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the year ended March 31, 2024 as follows:

Gross expenses	Net expenses
1.90%	1.64%

(4)	Interest expense is not included in the waiver. Interest expense was less than 0.005%.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class A
	Year Ended		Year Ended March		Year Ended		Year Ended		Year Ended
	March 31, 2025		31, 2024		March 31, 2023		March 31, 2022		March 31, 2021
Net asset value, beginning of year	$21.28		$24.00		$23.80		$31.41		$22.20
Activity from investment operations:
Net investment income (1)	0.17		0.14		0.15		0.13		0.09
Net realized and unrealized gain (loss)	0.73		(0.68)		1.99		(3.81)		10.28
Total from investment operations	0.90		(0.54)		2.14		(3.68)		10.37
Less distributions from:
Net investment income	—		(0.32)		(0.13)		—		—
Net realized gains	(0.58)		(1.86)		(1.81)		(3.93)		(1.16)
Total distributions	(0.58)		(2.18)		(1.94)		(3.93)		(1.16)
Net asset value, end of year	$21.60		$21.28		$24.00		$23.80		$31.41
Total return (2)	4.32%		(1.48)%		9.06%		(11.60)%		47.17%
Net assets, at end of year (000s)	$5,628		$5,537		$5,615		$5,603		$7,355
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (4)(5)	2.15	% (3)	1.91%		1.98	% (3)	1.64	% (3)	1.61%
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.73%		1.66	% (7)	1.49%		1.49%		1.50%
Ratio of net investment income to average net assets (5)(6)	0.80%		0.65%		0.63%		0.47%		0.34%
Portfolio Turnover Rate	13%		14%		11%		7%		7%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 as follows:

	Gross expenses	Net expenses
2021	1.60%	1.49%
2024	1.90%	1.65%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class C
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2025		March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021
Net asset value, beginning of year	$20.20		$22.80		$22.75		$30.44		$21.70
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.02)		(0.03)		(0.09)		(0.11)
Net realized and unrealized gain (loss)	0.68		(0.64)		1.89		(3.67)		10.01
Total from investment operations	0.69		(0.66)		1.86		(3.76)		9.90
Less distributions from:
Net investment income	—		(0.08)		—		—		—
Net realized gains	(0.58)		(1.86)		(1.81)		(3.93)		(1.16)
Total distributions	(0.58)		(1.94)		(1.81)		(3.93)		(1.16)
Net asset value, end of year	$20.31		$20.20		$22.80		$22.75		$30.44
Total return (2)	3.50%		(2.19)%		8.22%		(12.26)%		46.09%
Net assets, at end of year (000s)	$615		$1,568		$3,183		$4,062		$8,097
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets,
including extraordinary expense (4)(5)	2.90	% (3)	2.65%		2.73	% (3)	2.38	% (3)	2.36%
Ratio of net expenses to average net assets,
including extraordinary expense (5)	2.48%		2.39	% (7)	2.24%		2.24%		2.25%
Ratio of net investment income (loss) to average net assets (5)(6)	0.03%		(0.11)%		(0.12)%		(0.32)%		(0.42)%
Portfolio Turnover Rate	13%		14%		11%		7%		7%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 as follows:

	Gross expenses	Net expenses
2021	2.35%	2.24%
2024	2.64%	2.38%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

The accompanying notes are an integral part of these financial statements.

USA Mutuals All Seasons Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Institutional Class
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	March 31, 2025	March 31, 2024		March 31, 2023	March 31, 2022	March 31, 2021
Net asset value, beginning of year	$26.89	$26.91		$23.47	$21.77	$19.02
Activity from investment operations:
Net investment income (loss) (1)	0.69	0.66		(0.02)	(0.44)	(0.32)
Net realized and unrealized gain (loss)	(0.54)	(0.26)		3.46	2.14	3.07
Total from investment operations	0.15	0.40		3.44	1.70	2.75
Less distributions from:
Net investment income	(0.78)	(0.42)		—	—	(0.00	) (2)
Net realized gains	—	—		—	—	—
Total distributions	(0.78)	(0.42)		—	—	(0.00)
Net asset value, end of year	$26.26	$26.89		$26.91	$23.47	$21.77
Total return (3)	0.47%	1.57%		14.66%	7.81%	14.52%
Net asset value, end of year	$22,298	$30,032		$17,715	$8,025	$24,777
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	2.79%	2.57%		3.23%	3.45%	2.36%
Ratio of net expenses to average net assets	1.96%	1.97	% (5)	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets	2.55%	2.52%		(0.08)%	(1.99)%	(1.56)%
Portfolio Turnover Rate	0%	0%		0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(5)	Effective August 1, 2023, the operating expense limitation was decreased to 1.96% from 1.99%.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1.	ORGANIZATION

The USA Mutuals Vice Fund (“Vice Fund”) and USA Mutuals All Seasons Fund (“All Seasons Fund”) (each a “Fund” or collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Vice Fund’s investment objective is to seek long-term growth of capital. Effective September 27, 2024, the All Seasons Fund’s investment objective is to seek capital appreciation in all economic cycles. Prior to September 27, 2024, the All Seasons Fund’s objective was to achieve capital appreciation and capital preservation with lower volatility throughout market cycles highly correlated with the Standard & Poor’s 500 Index in bull markets and less negatively correlated in bear markets. The Vice Fund commenced operations on August 30, 2002. The All Seasons Fund commenced operations on October 13, 2017.

The Vice Fund offers four share classes designated as Institutional Class, Investor Class, Class A, and Class C. The All Seasons Fund offers only one share class designated as the Institutional Class. The Institutional Class of the Vice Fund commenced operations on April 1, 2014, the Investor Class commenced operations on August 30, 2002, and both the Class A and Class C shares commenced operations on December 8, 2011. The Institutional Class of the All Seasons Fund commenced operations on October 13, 2017. Each class of the Vice Fund represents an interest in the same assets of the Vice Fund and the classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Vice Fund. Class specific expenses are allocated to that share class. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Vice Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Vice Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023- 07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – The Funds value their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over -the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Vice Fund (The All Seasons Fund no longer invests in underlying Funds) may invest in portfolios of open- end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAV as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Vice Fund will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third-party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2025 for the Funds’ assets and liabilities measured at fair value:

Vice Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$49,772,557	$—	$—	$49,772,557
Collateral for Securities Loaned	765,499	—	—	765,499
Total	$50,538,056	$—	$—	$50,538,056

All Seasons Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$17,849,142	$—	$17,849,142
Purchased Options	22,000	—	—	22,000
Total	$22,000	$17,849,142	$—	$17,871,142

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(1,375)	$—	$—	$(1,375)
Total	$(1,375)	$—	$—	$(1,375)

The Funds did not hold any Level 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents cumulative appreciation (depreciation) on futures contracts at March 31, 2025.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short. As of March 31, 2025, the Funds had no open short positions.

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Futures – The Funds are subject to currency, commodity and equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after each Fund’s Schedule of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes, in relation to variables specified by the notional values, affect the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The Vice Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act and regulations of the Commodity Futures Trading Commission, do not exceed 5% of the liquidation value of the Fund, or if the aggregate net notional value of the Fund’s commodity positions does not exceed 100% of the liquidation value of the Fund.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit a Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Impact of Derivatives on the Statements of Assets & Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statements of Assets & Liabilities for the year ended March 31, 2025.

Location on the Statements of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity	Investment securities	Net unnrealized depreciation from open futures contracts

The following table sets forth the fair value of the All Seasons Fund’s derivative contracts by primary risk exposure as of March 31, 2025:

Asset Derivatives Investment Value
	Equity	Total value at
	Contracts	March 31, 2025
All Seasons
Purchased Options	$22,000	$22,000

Liability Derivatives Investment Value
	Equity	Total value at
	Contracts	March 31, 2025
All Seasons
Futures Contracts	$1,375	$1,375

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

The following is a summary of the location of derivative investments of each Fund in the Statements of Operations for the year ended March 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Contracts	Net realized gain (loss) from: Investments, options written, and futures contracts

Net change in unrealized appreciation (depreciation) of: Investments, and futures contracts

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2025:

Realized gain (loss) on derivatives recognized in the Statements of Operations
Equity
Derivative Investment type	Contracts
Vice Fund
Purchased Options - Investments	$468
Futures Contracts	(18)

All Seasons Fund
Purchased Options - Investments	$481,331
Options Written	(364,388)
Futures Contracts	(510,575)

The average quarterly notional value of the derivative instruments for the year ended March 31, 2025 is disclosed below:

	Purchased	Futures
	Options	Contracts
Vice Fund	$—	$—
All Seasons Fund	15,352,167	15,571,479

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at March 31, 2025.

Assets:

Gross Amounts Not Offset in the Statement of
All Seasons Fund					Assets & Liabilities
Gross Amounts
			Offset in the	Net Amounts Presented
		Gross Amounts of	Statement of	in the Statement of	Financial
Description	Broker/Counterparty	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Cash Collateral Received	Net Amount
Purchased Options	ADM
		$22,000	$—	$22,000	$—	$—	$22,000
Total		$22,000	$—	$22,000	$—	$—	$22,000

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

Liabilities:

Gross Amounts Not Offset in the
All Seasons Fund:					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts
		Gross Amounts of	Offset in the	Presented in the
		Recognized	Statement of	Statement of	Financial	Cash Collateral
Description	Broker/Counterparty	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures contracts	ADM
		$(1,375)	$—	$(1,375)	$—	$1,375	$—
Total		$(1,375)	$—	$(1,375)	$—	$1,375	$—

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in foreign jurisdictions in which the Funds invest.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the current calendar year character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared annually by each Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended March 31, 2022 to March 31, 2024 or expected to be taken in the Funds’ March 31, 2025 tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2025 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sale Proceeds
	(excluding U.S.	(excluding U.S.
	Government	Government
Fund	Securities)	Securities)
Vice Fund	$6,724,171	$19,665,176
All Seasons Fund	—	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

USA Mutuals Advisors, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% and 1.75% for the Vice Fund and All Seasons Fund, respectively, of each Fund’s average daily net assets. For the year ended March 31, 2025, the Funds incurred advisory fees of $526,379, for the Vice Fund and $475,645 for the All Seasons Fund.

The Board of Trustees of the Trust unanimously approved: (1) an interim advisory agreement (the “Interim Advisory Agreement”) between the Adviser and the Trust, on behalf of the Funds, at a special meeting held on January 14, 2025; and (2) a new advisory agreement (the “New Advisory Agreement”) between the Adviser and the Trust, on behalf of the Funds, the latter of which was subject to approval of each Fund’s shareholders, at a meeting held on January 23, 2025. The terms of the Interim Advisory Agreement and New Advisory Agreement are substantially similar to the former advisory agreement except for the date of execution, effectiveness, term, and, with respect to the Interim Advisory Agreement, certain provisions in accordance with Rule 15a-4 of the 1940 Act.

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

Effective August 1, 2023 the Advisor has contractually agreed to reduce its fees and/or absorb expenses of each Fund until July 31, 2025 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, shareholder servicing plan fees, taxes, borrowing cost such as interest and dividends on short positions, brokerage fees and commissions, acquired fund fees and expenses, taxes, extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) and class specific expenses like distribution (12b-1) fees) will not exceed 1.48% of the average daily net assets of each share class of the Vice Fund and 1.96% of the average daily net assets of the All Seasons Fund. During the year ended March 31, 2025, the Advisor waived fees of $231,235 and $225,942 for the Vice Fund and All Seasons Fund, respectively, which are subject to recapture by the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser. As of March 31, 2025, the Advisor has waived fees that can be recouped up to three years from the date incurred as summarized below:

	March 31,
	2026	2027	2028	Total
Vice Fund	$368,097	$175,224	$231,235	$774,556
All Seasons Fund	137,310	180,045	225,942	543,297

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Class A and Investor Class shares may pay up to 0.25% and Class C may pay up to 1.00% of their average daily net assets for certain distribution activities and shareholder services. No distribution fees are paid on the Institutional Class Shares. For the year ended March 31, 2025, the distribution fees incurred under the Plans amounted to $14,014, $8,984 and $116,026 for Class A, Class C, and Investor Class shares, respectively, for the Vice Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended March 31, 2025 the Distributor received $2,400 for the Vice Fund in underwriting commissions for sales of Class A and Class C shares. For the Vice Fund, $313 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities, including futures contracts, owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at March 31, 2025 was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Vice Fund	$38,688,296	$16,736,885	$(4,887,125)	$11,849,760
All Seasons Fund	17,871,160	—	(18)	(18)

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended March 31, 2025 and March 31, 2024 was as follows:

For the period ended March 31, 2025:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Vice Fund	$—	$1,433,286	$—	$—	$1,433,286
All Seasons Fund	732,499	—	—	—	732,499

For the period ended March 31, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Vice Fund	$519,222	$5,751,124	$—	$—	$6,270,346
All Seasons Fund	517,980	—	—	—	517,980

As of March 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Vice Fund	$433,040	$1,728,154	$—	$—	$—	$11,849,250	$14,010,444
All Seasons Fund	193,708	—	(423,977)	(3,118,160)	—	(18)	$(3,348,447)

The difference between book basis and tax basis unrealized appreciation/(depreciation), undistributed net investment income/(loss) and accumulated net realized gains/(losses) from investments is primarily attributable to the tax deferral of losses on wash sales. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(510) for the Vice Fund.

At March 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Vice Fund	—	—	—	—
All Seasons Fund	1,211,406	1,906,754	3,118,160	26,495

During the fiscal year ended March 31, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended March 31, 2025, as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Vice Fund	$436,958	$(436,958)
All Seasons Fund	—	—

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

7.	LINE OF CREDIT

The Vice Fund has entered into a secured line of credit (“LOC”) agreement with U.S. Bank National Association (“U.S. Bank), and may borrow up to the lesser of $5,000,000, 20% of the net assets of the Fund or 33.33% of the gross market value of the assets of the unencumbered assets of the Fund to meet repurchase requests. The Vice Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. The LOC permits the Fund to borrow at a rate, per annum, equal to the Prime Rate. During the year ended March 31, 2025, the Vice Fund accessed the LOC on 7 days and had an average outstanding borrowing of $75,000, borrowed at a weighted average interest rate of 8.50%, based solely on the days the LOC was accessed. The maximum balance outstanding during the year was $168,000. As of March 31, 2025, the Vice Fund did not have any outstanding borrowings. The LOC matures on July 28, 2025.

8.	SECURITIES LENDING

The Vice Fund has entered a Securities Lending Agreement with U.S. Bank. The Fund can lend securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to the Fund.

Securities lending income is disclosed in the Vice Fund’s Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table breaks out the Vice Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of March 31, 2025:

			Between
	Overnight and		30&90
Securities Lending Transactions	Continuous	< 30 days	Days	> 90 days	Total
First American Government Obligations Fund - Class X	$765,499	$—	$—	$—	$765,499
Total Borrowings	$765,499	$—	$—	$—	$765,499

At March 31, 2025, the Vice Fund had loaned securities and received cash collateral for the loan. This cash was invested in the First American Government Obligations Fund – Class X (“Money Market Fund”) as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Fund totaled $710,579 at March 31, 2025. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $765,499 for the Fund at March 31, 2025. This amount is offset by a liability recorded as “Payable for securities lending collateral received” as shown on the Statements of Assets and Liabilities.

USA Mutuals Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

9.	CONCENTRATION

As of March 31, 2025, the Vice Fund had 27.7% of the value of net assets invested in common stocks within the Aerospace & Defense industry.

Exposure to country, region, industry or sector — Subject to each Fund’s investment limitations, a Fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a Fund without such levels of exposure. For example, if a Fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the Fund than on a Fund that is more geographically diversified.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, LPL Financial held approximately 29.0% and Wells Fargo Clearing Services held 26.7% of the voting securities of the All Seasons Fund’s and Vice Fund’s shares, respectively.

11.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

Special shareholder meetings were held on May 9, 2025, with respect to the All Seasons Fund, and on May 16, 2025, with respect to the Vice Fund, during which shareholders approved the New Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, as described above in Note 4. Shareholders also ratified certain advisory payments made by All Seasons Fund between December 18, 2024 and May 9, 2025 and certain advisory payments made by Vice Fund between December 18, 2024 and May 16, 2025.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

of Northern Lights Fund Trust IV and

Shareholders of USA Mutuals Vice Fund and USA Mutuals All Seasons Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of USA Mutuals Vice Fund and USA Mutuals All Seasons Fund (the “Funds”), each a series of Northern Lights Fund Trust IV (the “Trust”), including the schedule of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the two years in the period ended March 31, 2022, were audited by other auditors, whose report dated May 27, 2022 expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 30, 2025

USA Mutuals Funds

ADDITIONAL INFORMATION (Unaudited)

March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Interim Investment Advisory Agreement and New Advisory Agreement with USA Mutuals Advisors, Inc.

In connection with the special meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 14, 2025 and the regularly scheduled meeting of the Board held on January 23, 2025 (each a “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the interim investment advisory agreement (the “USAM Interim Advisory Agreement”) and the approval of a new investment advisory agreement (the “USAM New Advisory Agreement and collectively, the “USAM Advisory Agreements”) between USA Mutuals Advisors, Inc. (“USA Mutuals”) and the Trust, with respect to USA Mutuals All Seasons Fund (“USAM AS”) and USA Mutuals Vice Fund (“USAM Vice”) (together, the “USAM Funds”) . In considering the approval of the USAM Advisory Agreements, the Board received materials specifically relating to the USAM Advisory Agreements.

The Board reviewed and discussed the materials that were provided in advance of each Meeting and deliberated on the approval of the USAM Advisory Agreements. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the USAM Advisory Agreements on behalf of the USAM Funds and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.

Nature, Extent, and Quality of Services. The Board reviewed the experience and credentials of the key professionals presently servicing the USAM Funds and expected to continue to service the USAM Funds in the future, noting there had been no changes over the personnel servicing the USAM Funds in the past year. The Board noted that the portfolio managers for the USAM Funds had extensive experience. The Board observed that USA Mutuals managed the USAM Funds’ investments and conducted investment research and analysis of the USAM Funds. The Board reviewed the measures and controls USA Mutuals had in place for monitoring and mitigating risk and for ensuring compliance with each USAM Fund’s investment limitations. The Board reviewed the factors considered by USA Mutuals in selecting broker-dealers for portfolio transactions. The Board noted that the USAM Funds reported no cybersecurity incidents, material compliance issues, regulatory examinations or investigations, or any litigation or administrative actions in the past year. The Board concluded that it could expect USA Mutuals to continue providing satisfactory service to the USAM Funds and their shareholders.

USA Mutuals Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2025

Performance.

USAM AS. The Board noted that USAM AS underperformed its benchmark index, the S&P 500 Total Return Index, across all periods but outperformed its Morningstar category and peer group medians for the 3-year period ended October 31, 2024 and since inception. The Board further noted that USAM AS was in the first quartile of its peer group and Morningstar category in terms of its standard deviation for the 1-year and 3-year periods ended October 31, 2024. The Board reviewed USA Mutuals’ explanation that USAM AS’ underperformance was attributed to a variety of factors including USAM AS’ strategy to attempt to provide downside protection. The Board concluded that USAM AS’ performance was acceptable.

USAM Vice. The Board observed that USAM Vice underperformed its benchmark index, the MSCI ACWI Index, the Morningstar category median and peer group median across all periods. The Board considered USA Mutuals’ assertion that USAM Vice’s underperformance was attributed in part to USAM Vice’s exposure to consumer discretionary stocks, which were a drag on performance due to rising inflation during the period. The Board concluded that USAM Vice’s performance was acceptable.

Fees and Expenses.

USAM AS. The Board observed that USAM AS’ net expense ratio and advisory fee of 1.97% and 1.75%, respectively, were higher than the peer group and applicable Morningstar category averages and medians. The Board further observed that USAM AS’ net expense ratio was lower than the applicable Morningstar category and peer group highs of 2.98%, and the advisory fee was equal to the Morningstar category high. The Board considered USA Mutuals’ assertion of its costs to actively manage USAM AS and that USAM AS’ investment strategy required readjustment of portfolio positions frequently. The Board concluded that the advisory fee was not unreasonable.

USAM Vice. The Board observed that USAM Vice’s net expense ratio and advisory fee of 1.40% and 0.95%, respectively, were each higher than the applicable Morningstar category and peer group averages and medians, but the net expense ratio was equal to the Morningstar category high and the advisory fee was below the Morningstar category high of 1.25%. The Board considered USA Mutuals’ assertion that the higher advisory fee and net expense ratio for USAM Vice was attributed to the active management and expertise required for stock selection of USAM Vice. The Board concluded that the advisory fee was not unreasonable.

Profitability. The Board considered USA Mutuals profitability analysis with regard to each of the USAM Funds, noting that the analysis reflected USA Mutuals operated USAM Vice at a loss and earned a small profit for managing USAM AS. The Board concluded that excessive profitability was not an issue for USA Mutuals at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the USAM Funds. The Board noted that USA Mutuals perceived no economies of scale with respect to the USAM Funds at the present time but remained willing to consider breakpoints as the assets in USAM Funds continued to grow.

USA Mutuals Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2025

Conclusion. Having requested and received such information from USA Mutuals as the Board believed to be reasonably necessary to evaluate the terms of each USAM Advisory Agreement, and as assisted by the advice of independent counsel and trust counsel, the Board, all of whom are Independent Trustees, determined with respect to the USAM Funds that (a) the terms of each USAM Advisory Agreement are reasonable; (b) the investment advisory fees payable pursuant to each USAM Advisory Agreement are not unreasonable; and (c) each USAM Advisory Agreement is in the best interests of each USAM Fund and its shareholders.

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Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-264-8783 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	6/9/25

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	6/9/25